Interest expense (net)	12 Months Ended
Mar. 31, 2019
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Interest expense (net)
34.	Interest expense (net)

Interest expense (net) consists of the following:

	Year ended March 31,
	2019		2019	2018	2017
	(In millions)
Gross interest expense	US$	1,051.5	Rs.72,714.5	Rs.59,734.5	Rs.55,306.7
Less: Interest capitalized *		(218.8)	(15,128.5)	(12,943.2)	(12,941.0)

Total	US$	832.7	Rs.57,586.0	Rs.46,791.3	Rs.42,365.7

*	Represents borrowing costs capitalized during the year on qualifying assets (property plant and equipment and product development).

The weighted average rate for capitalization of interest relating to general borrowings was approximately 5.4%, 4.3% and 4.4% for the years ended March 31, 2019, 2018 and 2017, respectively.